Supplement dated August 6, 2013 to the Wilmington Funds

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective August 6, 2013, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on August 6, 2013, Daniel J. Keating, CFA, of Rock Maple Services, LLC (“Rock Maple”) will cease to be a portfolio manager of the Wilmington Rock Maple Alternatives Fund (the “Fund”). Accordingly, as of August 6, 2013, all references to Daniel J. Keating in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-002-080613

Supplement dated August 6, 2013, to the Wilmington Funds

Statement of Additional Information dated August 31, 2012 (the “SAI”)

Wilmington Rock Maple Alternatives Fund (the “Fund”)

Effective at the close of business on August 6, 2013, Daniel J. Keating, CFA, of Rock Maple Services, LLC (“Rock Maple”) will cease to be a portfolio manager of the Fund. Accordingly, as of August 6, 2013, all references to Daniel J. Keating in the SAI are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-SAI-002-080613